Consolidated Statements Of Comprehensive (Loss) Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net earnings	$ 41,643	$ 40,889	$ 99,803
Foreign currency translation (loss) gain	(9,725)	3,423	(4,185)
Reclassification to earnings of other comprehensive income on investment (note 5)		2,553
Comprehensive earnings	31,918	46,865	95,618
Less: Comprehensive earnings attributable to non-controlling shareholders	57,795	34,645	25,522
Comprehensive (loss) earnings attributable to Company	$ (25,877)	$ 12,220	$ 70,096